Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
July 31, 2022
TIE-NPRT3-0922
1.863105.114
Common Stocks - 94.8%
	Shares	Value ($)
Australia - 2.1%
Aub Group Ltd.	1,788	24,524
BHP Group Ltd.	55,996	1,532,350
Evolution Mining Ltd.	33,627	62,118
Imdex Ltd.	16,979	21,618
Macquarie Group Ltd.	4,503	576,309
National Australia Bank Ltd.	25,270	545,744
Steadfast Group Ltd.	10,136	38,000
Woodside Energy Group Ltd.	20,112	454,139
TOTAL AUSTRALIA		3,254,802
Austria - 0.1%
Erste Group Bank AG	6,526	165,452
Bailiwick of Jersey - 1.1%
Experian PLC	21,312	746,182
Ferguson PLC	1,384	173,431
Glencore Xstrata PLC	147,025	833,294
Integrated Diagnostics Holdings PLC (a)	40,522	33,471
TOTAL BAILIWICK OF JERSEY		1,786,378
Belgium - 0.6%
Azelis Group NV	7,880	172,028
KBC Ancora	1,622	56,629
KBC Group NV	7,126	373,239
UCB SA	5,225	407,458
TOTAL BELGIUM		1,009,354
Bermuda - 0.7%
Credicorp Ltd. (United States)	4,994	646,224
Shangri-La Asia Ltd. (b)	553,578	452,036
TOTAL BERMUDA		1,098,260
Canada - 8.1%
Barrick Gold Corp.	81,591	1,284,242
CAE, Inc. (b)	37,315	987,257
Cameco Corp.	11,000	283,300
Canadian Natural Resources Ltd.	5,214	287,909
Canadian Pacific Railway Ltd.	33,851	2,669,115
Constellation Software, Inc.	725	1,233,307
Franco-Nevada Corp.	6,823	873,662
McCoy Global, Inc. (b)	7,000	6,396
Nutrien Ltd.	16,561	1,417,685
Osisko Gold Royalties Ltd.	2,296	24,044
Pason Systems, Inc.	2,989	35,899
PrairieSky Royalty Ltd.	400	5,869
Richelieu Hardware Ltd.	20,467	619,340
Summit Industrial Income REIT	19,994	290,881
Suncor Energy, Inc.	28,362	962,565
The Toronto-Dominion Bank	25,791	1,675,292
TOTAL CANADA		12,656,763
Cayman Islands - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	8,038	718,356
Chlitina Holding Ltd.	5,200	32,009
JD.com, Inc.:
Class A	1,024	30,549
sponsored ADR	30,619	1,821,831
Li Ning Co. Ltd.	68,384	554,048
Meituan Class B (a)(b)	53,567	1,201,687
Tencent Holdings Ltd.	87,750	3,391,433
TOTAL CAYMAN ISLANDS		7,749,913
China - 4.0%
China Life Insurance Co. Ltd. (H Shares)	682,316	1,016,255
China Merchants Bank Co. Ltd. (H Shares)	175,120	945,883
Guangzhou Automobile Group Co. Ltd. (H Shares)	690,095	646,148
Haier Smart Home Co. Ltd. (A Shares)	359,800	1,324,373
Industrial & Commercial Bank of China Ltd. (H Shares)	1,815,948	960,070
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	15,800	679,404
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	131,400	634,414
TOTAL CHINA		6,206,547
Denmark - 0.6%
DSV A/S	1,120	188,721
Netcompany Group A/S (a)(b)	437	24,359
ORSTED A/S (a)	1,843	214,556
SimCorp A/S	714	53,033
Spar Nord Bank A/S	3,520	40,209
Vestas Wind Systems A/S	18,781	493,635
TOTAL DENMARK		1,014,513
Finland - 0.5%
Kone OYJ (B Shares)	4,725	215,939
Musti Group OYJ	1,956	40,422
Sampo Oyj (A Shares)	12,165	525,561
TOTAL FINLAND		781,922
France - 6.9%
Air Liquide SA	4,702	646,442
ALTEN	824	110,829
AXA SA	30,166	695,101
BNP Paribas SA	13,267	626,830
Capgemini SA	1,493	282,829
Edenred SA	8,775	449,321
Euroapi SASU (b)	459	7,743
Laurent-Perrier Group SA	451	45,910
Lectra	7,205	252,581
Legrand SA	8,622	705,872
LISI	2,320	54,537
LVMH Moet Hennessy Louis Vuitton SE	3,128	2,171,942
Safran SA	7,409	814,365
Sanofi SA	14,342	1,425,215
Teleperformance	874	291,475
TotalEnergies SE	27,355	1,397,222
Vetoquinol SA	676	84,705
VINCI SA	4,644	445,168
Vivendi SA (c)	32,956	312,862
TOTAL FRANCE		10,820,949
Germany - 4.9%
Bayer AG	9,421	549,529
CTS Eventim AG (b)	3,552	194,585
Deutsche Borse AG	3,750	654,620
Deutsche Post AG	9,359	373,797
Hannover Reuck SE	2,945	416,274
Linde PLC	6,843	2,065,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,011	229,200
Nexus AG	1,420	75,758
Rheinmetall AG	2,777	507,618
RWE AG	11,645	478,213
SAP SE	4,349	405,643
Scout24 AG (a)	860	48,923
Siemens AG	6,774	755,600
Vonovia SE	26,366	878,510
TOTAL GERMANY		7,634,265
Greece - 0.5%
National Bank of Greece SA (b)	231,786	722,062
Hong Kong - 2.2%
AIA Group Ltd.	167,238	1,680,182
China Resources Beer Holdings Co. Ltd.	170,998	1,180,664
Hong Kong Exchanges and Clearing Ltd.	11,500	527,740
TOTAL HONG KONG		3,388,586
Hungary - 0.6%
Richter Gedeon PLC	44,120	900,407
India - 3.7%
Axis Bank Ltd.	77,134	707,890
Embassy Office Parks (REIT)	11,400	52,350
Housing Development Finance Corp. Ltd.	33,743	1,017,138
Indian Energy Exchange Ltd. (a)	15,519	31,383
Kotak Mahindra Bank Ltd.	9,456	216,920
Larsen & Toubro Ltd.	53,933	1,234,681
Reliance Industries Ltd.	1,800	57,183
Reliance Industries Ltd. sponsored GDR (a)	8,368	528,021
Shree Cement Ltd.	2,059	533,808
Solar Industries India Ltd.	18,907	654,669
Voltas Ltd.	53,741	683,135
TOTAL INDIA		5,717,178
Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	985,525	551,656
PT Bank Rakyat Indonesia (Persero) Tbk	707,606	208,880
PT United Tractors Tbk	355,020	775,865
TOTAL INDONESIA		1,536,401
Ireland - 1.1%
Cairn Homes PLC	29,039	32,429
CRH PLC	13,487	517,552
CRH PLC sponsored ADR	19,911	768,365
Irish Residential Properties REIT PLC	19,765	27,352
Ryanair Holdings PLC sponsored ADR (b)	4,649	339,377
TOTAL IRELAND		1,685,075
Israel - 0.4%
Icl Group Ltd.	45,800	407,991
Ituran Location & Control Ltd.	2,447	62,154
Maytronics Ltd.	2,227	28,827
Strauss Group Ltd.	987	26,002
Tel Aviv Stock Exchange Ltd.	8,100	38,699
TOTAL ISRAEL		563,673
Italy - 1.0%
Enel SpA	70,510	355,460
Interpump Group SpA	11,685	496,337
Mediobanca SpA	35,293	301,555
Prada SpA	72,300	417,227
TOTAL ITALY		1,570,579
Japan - 12.6%
Ai Holdings Corp.	1,500	18,989
Aoki Super Co. Ltd.	1,200	25,090
Artnature, Inc.	3,300	19,055
Aucnet, Inc.	2,100	37,109
Azbil Corp.	27,400	824,827
Broadleaf Co. Ltd.	17,000	60,118
Central Automotive Products Ltd.	1,100	20,156
Curves Holdings Co. Ltd.	13,700	74,564
Daiichikosho Co. Ltd.	2,800	79,422
Daikokutenbussan Co. Ltd.	500	20,529
DENSO Corp.	8,342	456,266
Digital Hearts Holdings Co. Ltd.	3,200	47,062
FANUC Corp.	3,500	603,612
FUJIFILM Holdings Corp.	1,900	108,532
Fujitec Co. Ltd.	1,400	30,052
Fujitsu Ltd.	2,249	301,506
Funai Soken Holdings, Inc.	2,450	43,191
Goldcrest Co. Ltd.	4,560	62,022
Hitachi Ltd.	17,528	887,409
Hoya Corp.	13,824	1,385,049
Ibiden Co. Ltd.	4,160	122,768
Idemitsu Kosan Co. Ltd.	9,106	236,800
Itochu Corp.	18,682	543,827
JEOL Ltd.	2,700	122,756
Keyence Corp.	3,484	1,380,856
Kobayashi Pharmaceutical Co. Ltd.	1,100	73,282
Koshidaka Holdings Co. Ltd.	10,800	60,714
Kusuri No Aoki Holdings Co. Ltd.	700	29,125
Lasertec Corp.	4,550	651,424
Medikit Co. Ltd.	2,000	35,014
Minebea Mitsumi, Inc.	16,736	301,049
Miroku Jyoho Service Co., Ltd.	2,400	27,160
Misumi Group, Inc.	28,300	704,056
Mitsubishi Estate Co. Ltd.	11,776	174,893
Mitsubishi UFJ Financial Group, Inc.	136,500	769,108
Mitsuboshi Belting Ltd.	900	21,841
Mitsui Fudosan Co. Ltd.	9,179	205,145
Nabtesco Corp.	1,800	43,139
Nagaileben Co. Ltd.	4,500	68,575
Nihon Parkerizing Co. Ltd.	13,600	97,987
NS Tool Co. Ltd.	4,000	38,351
NSD Co. Ltd.	3,200	60,110
OBIC Co. Ltd.	1,350	215,824
ORIX Corp.	31,854	567,697
OSG Corp.	14,180	194,615
Paramount Bed Holdings Co. Ltd.	2,000	37,076
Pole To Win Holdings, Inc.	1,800	13,944
ProNexus, Inc.	3,200	27,272
Recruit Holdings Co. Ltd.	37,041	1,384,335
Renesas Electronics Corp. (b)	32,382	308,434
San-Ai Obbli Co. Ltd.	4,600	37,025
Shin-Etsu Chemical Co. Ltd.	4,720	604,605
Shiseido Co. Ltd.	3,605	148,285
SHO-BOND Holdings Co. Ltd.	10,480	463,682
Shoei Co. Ltd.	3,400	146,009
SK Kaken Co. Ltd.	320	80,082
SoftBank Group Corp.	7,918	332,610
Software Service, Inc.	500	25,434
Sony Group Corp.	4,935	418,626
Sumitomo Mitsui Financial Group, Inc.	16,834	528,118
Suzuki Motor Corp.	9,231	302,586
Techno Medica Co. Ltd.	500	5,939
The Monogatari Corp.	720	31,709
TIS, Inc.	8,786	249,119
Tocalo Co. Ltd.	2,800	26,924
Tokio Marine Holdings, Inc.	10,861	635,802
Toyota Motor Corp.	94,736	1,537,664
USS Co. Ltd.	21,900	429,733
Welcia Holdings Co. Ltd.	1,600	35,736
YAKUODO Holdings Co. Ltd.	1,600	25,269
TOTAL JAPAN		19,686,694
Kenya - 0.1%
Safaricom Ltd.	830,139	209,106
Korea (South) - 5.1%
BGF Retail Co. Ltd.	301	41,776
Hyundai Mipo Dockyard Co. Ltd. (b)	7,229	499,785
Hyundai Motor Co.	4,398	662,547
Korea Aerospace Industries Ltd.	17,473	765,576
Korea Zinc Co. Ltd.	1,032	377,979
LG Innotek Co. Ltd.	2,433	679,611
POSCO	4,088	760,609
Samsung Electronics Co. Ltd.	78,127	3,684,314
Shinhan Financial Group Co. Ltd.	16,783	460,461
TOTAL KOREA (SOUTH)		7,932,658
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	11,358	277,616
Stabilus Se	702	39,390
TOTAL LUXEMBOURG		317,006
Mexico - 0.6%
Grupo Financiero Banorte S.A.B. de CV Series O	66,305	377,264
Wal-Mart de Mexico SA de CV Series V	149,747	542,411
TOTAL MEXICO		919,675
Netherlands - 3.4%
Aalberts Industries NV	7,079	301,703
AerCap Holdings NV (b)	818	36,695
Airbus Group NV	11,756	1,267,552
ASML Holding NV (Netherlands)	4,227	2,429,504
IMCD NV	2,784	443,311
NN Group NV	10,411	486,061
Universal Music Group NV	13,252	299,979
Yandex NV Series A (b)(d)	15,421	52,892
TOTAL NETHERLANDS		5,317,697
New Zealand - 0.1%
Auckland International Airport Ltd. (b)	26,336	123,666
Norway - 0.6%
Adevinta ASA Class B (b)	15,695	118,056
Equinor ASA	12,455	479,566
Kongsberg Gruppen ASA	3,012	110,631
Medistim ASA	1,184	36,138
Schibsted ASA (B Shares)	9,262	165,976
Volue A/S (b)	6,514	16,445
TOTAL NORWAY		926,812
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	15,040	4,255
Sberbank of Russia sponsored ADR (b)(d)	62,556	1,114
TOTAL RUSSIA		5,369
Singapore - 0.4%
United Overseas Bank Ltd.	34,943	697,160
South Africa - 0.6%
Clicks Group Ltd.	9,568	161,084
Impala Platinum Holdings Ltd.	62,182	689,444
Thungela Resources Ltd. (c)	2,359	41,569
TOTAL SOUTH AFRICA		892,097
Spain - 1.4%
Amadeus IT Holding SA Class A (b)	18,644	1,087,136
Banco Santander SA (Spain)	203,727	509,699
Cellnex Telecom SA (a)	12,185	545,025
Fluidra SA	2,771	51,459
Unicaja Banco SA (a)	93,111	80,366
TOTAL SPAIN		2,273,685
Sweden - 2.9%
Addlife AB	5,460	93,434
AddTech AB (B Shares)	19,677	334,979
ASSA ABLOY AB (B Shares)	46,643	1,101,989
Atlas Copco AB (A Shares)	99,469	1,162,730
Epiroc AB (A Shares)	37,269	658,979
Hemnet Group AB	3,701	55,940
Investor AB (B Shares)	26,582	493,858
INVISIO AB	2,675	43,644
John Mattson Fastighetsforetag (b)	2,968	30,550
Lagercrantz Group AB (B Shares)	27,350	297,394
Sandvik AB	10,244	188,758
Teqnion AB	2,800	40,338
TOTAL SWEDEN		4,502,593
Switzerland - 4.9%
Nestle SA (Reg. S)	21,788	2,669,625
Novartis AG	5,016	431,023
Roche Holding AG (participation certificate)	7,189	2,386,780
Schindler Holding AG:
(participation certificate)	1,008	195,913
(Reg.)	107	20,189
Swiss Life Holding AG	607	320,638
Tecan Group AG	249	88,001
UBS Group AG	47,861	777,263
Zurich Insurance Group Ltd.	1,951	851,667
TOTAL SWITZERLAND		7,741,099
Taiwan - 3.7%
Addcn Technology Co. Ltd.	5,778	38,315
ECLAT Textile Co. Ltd.	30,556	416,429
HIWIN Technologies Corp.	94,380	680,045
HIWIN Technologies Corp. rights (b)	2,824	5,218
Taiwan Semiconductor Manufacturing Co. Ltd.	249,201	4,259,887
Yageo Corp.	33,968	390,930
TOTAL TAIWAN		5,790,824
Thailand - 0.4%
Kasikornbank PCL (For. Reg.)	161,769	651,168
Turkey - 0.3%
Turkiye Petrol Rafinerileri A/S (b)	30,595	458,332
United Kingdom - 6.6%
Alliance Pharma PLC	68,541	81,216
Anglo American PLC (United Kingdom)	17,958	649,090
AstraZeneca PLC (United Kingdom)	7,092	932,891
Avon Protection PLC	2,554	33,031
BAE Systems PLC	98,443	925,241
Beazley PLC	32,274	213,024
Bodycote PLC	12,462	90,981
BP PLC	167,562	820,093
Clarkson PLC	2,308	96,547
Compass Group PLC	41,507	972,777
Dechra Pharmaceuticals PLC	10,161	455,861
DP Poland PLC (b)	95,157	7,474
Helios Towers PLC (b)	15,311	26,906
Howden Joinery Group PLC	9,877	81,359
Imperial Brands PLC	13,122	288,111
InterContinental Hotel Group PLC ADR	7,059	425,728
Lloyds Banking Group PLC	912,398	505,157
Rightmove PLC	63,178	493,912
Shell PLC ADR	31,277	1,669,566
Spectris PLC	18,722	708,841
Spirax-Sarco Engineering PLC	1,059	153,920
Standard Chartered PLC (United Kingdom)	91,932	633,659
TOTAL UNITED KINGDOM		10,265,385
United States of America - 5.8%
Alphabet, Inc. Class A (b)	2,400	279,168
Autoliv, Inc.	5,274	453,564
Lam Research Corp.	1,062	531,542
Marsh & McLennan Companies, Inc.	8,178	1,340,865
MasterCard, Inc. Class A	2,178	770,555
Moody's Corp.	2,048	635,392
Morningstar, Inc.	570	145,550
MSCI, Inc.	1,746	840,420
NICE Ltd. sponsored ADR (b)	3,112	666,030
NOV, Inc.	8,811	163,973
Otis Worldwide Corp.	3,419	267,263
PriceSmart, Inc.	3,048	202,326
ResMed, Inc.	4,827	1,160,990
S&P Global, Inc.	1,773	668,297
Sherwin-Williams Co.	1,708	413,234
Visa, Inc. Class A	2,456	520,942
TOTAL UNITED STATES OF AMERICA		9,060,111
TOTAL COMMON STOCKS (Cost $140,101,581)		148,034,216

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (b)(d)(e)	577	82,823
Nonconvertible Preferred Stocks - 1.7%
Brazil - 1.4%
Ambev SA sponsored ADR	193,773	546,440
Itau Unibanco Holding SA	105,579	481,973
Petroleo Brasileiro SA - Petrobras sponsored ADR	76,063	1,086,180
		2,114,593
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	6,893	498,928
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,613,521
TOTAL PREFERRED STOCKS (Cost $2,330,302)		2,696,344

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	4,501,147	4,502,047
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	138,219	138,233
TOTAL MONEY MARKET FUNDS (Cost $4,640,276)		4,640,280

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $147,072,159)	155,370,840
NET OTHER ASSETS (LIABILITIES) - 0.5%	805,974
NET ASSETS - 100.0%	156,176,814

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,707,791 or 1.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,823 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	2,208,399	119,895,773	117,602,125	17,744	-	-	4,502,047	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	134,750	5,535,994	5,532,511	7,807	-	-	138,233	0.0%
Total	2,343,149	125,431,767	123,134,636	25,551	-	-	4,640,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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